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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21193

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

MINNESOTA
MUNICIPAL
INCOME
FUND II

MXN

July 31, 2005
Semiannual Report

MINNESOTA MUNICIPAL INCOME FUND II

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements

Notes to Financial Statements

Schedule of Investments

Notice to Shareholders

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on July 31, 2005

Credit Quality Breakdown*

As a percentage of total assets on July 31, 2005

AAA/Aaa	15%
AA/Aa	16%
A	4%
BBB/Baa	8%
Nonrated	57%
100%

*In the case of split ratings, a security is considered to be rated in the listed category if two of Moody's Investors Service, Standard & Poor's, and Fitch rate the security in that category. If ratings are provided by only two of those rating agencies, the lower rating is used. If only one of those rating agencies provides a rating, that rating is used.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS (Unaudited)

Statement of Assets and Liabilities July 31, 2005

Assets:
Investments in unaffiliated securities, at market value (cost: $33,358,395) (note 2)	$34,844,240
Investment in affiliated money market fund, at market value (cost: $116,576) (note 5)	116,576
Receivable for investment securities sold	722,814
Receivable for accrued interest	520,815
Prepaid expenses	14,094
Other assets	120
Total assets	36,218,659
Liabilities:
Payable for preferred share distributions (note 3)	5,236
Payable for investment securities purchased	728,298
Payable for investment advisory fees (note 5)	10,550
Payable for administrative fees (note 5)	6,027
Payable for audit and legal fees	6,550
Payable for other expenses	32,457
Total liabilities	789,118
Preferred shares, at liquidation value	13,000,000
Net assets applicable to outstanding common shares	$22,429,541
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$20,798,974
Undistributed net investment income	92,842
Accumulated net realized gain on investments	51,880
Unrealized appreciation of investments	1,485,845
Net assets applicable to outstanding common shares	$22,429,541
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$22,429,541
Common shares outstanding (authorized 200 million shares of $0.01 par value)	1,472,506
Net asset value per share	$15.23
Market price per share	$15.05
Liquidation preference of preferred shares (note 3):
Preferred shares outstanding (authorized one million shares)	520
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Statement of Operations For the Six Months Ended July 31, 2005

Investment income:
Interest from unaffiliated securites	$825,850
Dividends from unaffiliated money market fund	14,985
Dividends from affiliated money market fund	362
Total investment income	841,197
Expenses (note 5):
Investment advisory fees	69,884
Administrative fees	34,940
Auction agent fees	16,441
Custodian fees	2,319
Transfer agent fees	14,384
Listing fees	4,684
Reports to shareholders	7,797
Directors' fees	772
Audit and legal fees	16,029
Other expenses	9,456
Total expenses	176,706
Less: waiver of expenses	(8,739)
Total net expenses	167,967
Net investment income	673,230
Net realized and unrealized gains on investments:
Net realized gain on investments (note 4)	51,880
Net change in unrealized appreciation or depreciation of investments	35,662
Net gain on investments	87,542
Distributions to preferred shareholders (note 2):
From net investment income	(117,666)
Net increase in net assets applicable to common shares resulting from operations	$643,106

See accompanying Notes to Financial Statements.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS (Unaudited) continued

Statements of Changes in Net Assets

	Six Months Ended 7/31/05 (Unaudited)	Year Ended 1/31/05
Operations:
Net investment income	$673,230	$1,380,334
Net realized gain on investments	51,880	63,626
Net change in unrealized appreciation or depreciation of investments	35,662	643,417
Distributions to preferred shareholders (note 2):
From net investment income	(117,666)	(127,210)
From net realized gains	-	(5,698)
Net increase in net assets applicable to common shares resulting from operations	643,106	1,954,469
Distributions to common shareholders (note 2):
From net investment income	(581,639)	(1,170,642)
From net realized gains	-	(57,928)
Total distributions	(581,639)	(1,228,570)
Total increase in net assets applicable to common shares	61,467	725,899
Net assets applicable to common shares at beginning of period	22,368,074	21,642,175
Net assets applicable to common shares at end of period	$22,429,541	$22,368,074
Undistributed net investment income	$92,842	$118,917

See accompanying Notes to Financial Statements.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited)

(1) Organization	First American Minnesota Municipal Income Fund II, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The Fund invests primarily in Minnesota municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by U.S. Bancorp Asset Management, Inc. ("USBAM"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by USBAM. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by USBAM. The fund's investments may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the fund did not make any such investments during the six months ended July 31, 2005. Fund shares are listed on the American Stock Exchange under the symbol MXN.

The fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

On June 22, 2005, the fund's board of directors approved a change in the fund's fiscal year-end from January 31 to August 31, effective with the period ending August 31, 2005.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair

2005 Semiannual Report

Minnesota Municipal Income Fund II

value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of July 31, 2005, the fund had no fair valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Futures Transactions

To gain exposure to or protect itself from changes in the market, the fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

Upon entering into a futures contract, the fund is required to deposit, in segregated accounts with its custodian, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. As of July 31, 2005, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of July 31, 2005, the fund had entered into outstanding when-issued or forward commitments of $721,049.

Taxes

Federal

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund

2005 Semiannual Report

Minnesota Municipal Income Fund II

also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

The tax character of common and preferred share distributions paid during the six months ended July 31, 2005 (estimated) and the fiscal year ended January 31, 2005, were characterized as follows:

	7/31/05	1/31/05
Distributions paid from:
Tax-exempt income	$699,305	$1,298,715
Long-term capital gain	-	63,626
	$699,305	$1,362,341

At January 31, 2005, the fund's most recently completed fiscal year-end, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income	$111,127
Unrealized appreciation	1,457,973
Accumulated earnings	$1,569,100

State

Minnesota taxable net income is based generally on any federal taxable income. The portion of any tax-exempt dividends paid by the fund that is derived from interest on Minnesota municipal bonds will be excluded from

2005 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the

2005 Semiannual Report

Minnesota Municipal Income Fund II

daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of July 31, 2005 there were no outstanding repurchase agreements.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Preferred Shares		As of July 31, 2005, the fund had 520 preferred shares outstanding with a liquidation preference of $25,000 per share. The dividend rate on the preferred shares is adjusted every seven days (on Fridays), at an auction conducted by Bank of New York (the "Auction Agent"). On July 31, 2005, the dividend rate was 2.10%.

(4) Investment Security Transactions		Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2005, aggregated $1,795,785 and $2,345,799, respectively.

(5	) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.40% of the fund's average weekly net assets including preferred

2005 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

shares. USBAM has contractually agreed to limit its fee to an annualized rate of 0.35% of average weekly net assets including preferred shares through October 31, 2007. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

USBAM serves as "Administrator" pursuant to an administration agreement between USBAM and the fund. Under this agreement, USBAM receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Auction Agent Fees

The fund has entered into an auction agency agreement with the Auction Agent. The auction agency agreement provides the Auction Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of preferred shares outstanding. For its fee, the Auction Agent will act as agent of the fund in conducting the auction of preferred shares at which the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. Effective July 1, 2005, the fee for the fund is equal to an annual rate of 0.005% of average weekly net assets including preferred shares. Prior to July 1, 2005, the fee for the fund was equal to an annual rate of 0.015% of average weekly net assets including preferred shares. These fees are computed weekly and paid monthly.

Other Fees and Expenses

In addition to the investment advisory, administrative, auction agent, and custodian fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses, listing fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

(6) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

2005 Semiannual Report

(7) Financial Highlights	Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six Months Ended 7/31/05		Year Ended January 31,		Period from 10/31/02* to
	(Unaudited)		2005	2004	1/31/03
Per-Share Data
Net asset value, common shares, beginning of period	$15.19		$14.70	$14.56	$14.33
Operations:
Net investment income	0.46		0.94	0.82	0.14
Net realized and unrealized gains on investments	0.06		0.47	0.39	0.19
Distributions to preferred shareholders:
From net investment income	(0.08)		(0.09)	(0.07)	-
From net realized gains	-		- (f)	- (f)	-
Total from operations	0.44		1.32	1.14	0.33
Distributions to common shareholders:
From net investment income	(0.40)		(0.79)	(0.80)	(0.07)
From net realized gains	-		(0.04)	(0.03)	-
Total distributions	(0.40)		(0.83)	(0.83)	(0.07)
Offering costs and underwriting discounts associated with the issuance of preferred shares and common shares	$-		$-	$(0.17)	$(0.03)
Net asset value, common shares, end of period	$15.23		$15.19	$14.70	$14.56
Market value, common shares, end of period	$15.05		$14.39	$14.60	$14.80
Selected Information
Total return, common shares, net asset value (a)	2.91%		9.36%	6.86%	2.07%
Total return, common shares, market value (b)	7.46%		4.66%	4.36%	(0.90)%
Net assets applicable to common shares at end of period (in millions)	$22		$22	$22	$21
Ratio of expenses to average weekly net assets applicable to common shares before fee waivers (c)	1.60	% (e)	1.61%	1.99%	0.82	% (e)
Ratio of expenses to average weekly net assets applicable to common shares after fee waivers (c)	1.52	% (e)	1.53%	1.91%	0.77	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares before fee waivers (c)	4.96	% (e)	6.31%	5.87%	3.95	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares after fee waivers (c)	5.04	% (e)	6.39%	5.95%	4.00	% (e)
Portfolio turnover rate	5%		13%	22%	20%
Preferred shares outstanding, end of period (in millions)	$13		$13	$13	$-
Asset coverage per preferred share (in thousands) (d)	$68		$68	$67	$-
Liquidation preference and market value per preferred share (in thousands)	$25		$25	$25	$-

*  Commencement of operations.

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

(f)  Less than $0.01 per share.

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited)

Minnesota Municipal Income Fund II  July 31, 2005

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities - 148.2%
Authority Revenue - 4.5%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$700,000	$711,557
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 at 100), 4.35%, 8/1/17	300,000	301,410
		1,012,967
Economic Development Revenue - 3.5%
Agriculture and Economic Development Board, Minn. Small Business Pg. A - Lot 1, (AMT) (Callable 8/1/10 at 100), 5.55%, 8/1/16	400,000	413,172
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 5.35%, 11/1/17	350,000	372,932
		786,104
Education Revenue - 11.0%
Higher Education Facility, St. Catherine's College (Callable 10/1/12 at 100), 5.38%, 10/1/32	1,000,000	1,053,060
Higher Education Facility, St. John's University (Prerefunded 10/1/11 at 100), 5.25%, 10/1/26 (b)	350,000	368,613
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 at 100), 5.50%, 10/1/24	1,000,000	1,048,050
		2,469,723
General Obligations - 15.4%
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	590,436
Lakeville Independent School District (FGIC) (Callable 2/1/13 at 100), 5.00%, 2/1/22	1,300,000	1,381,393
Minneapolis Sports Arena Project (Callable 4/1/08 at 100), 5.20%, 10/1/24	400,000	417,768

See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited) continued

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Robbinsdale Independent School District (FSA) (Callable 2/1/12 at 100), 5.00%, 2/1/21	$1,000,000	$1,062,280
		3,451,877
Health Care Revenue - 47.5%
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 at 100), 5.00%, 9/1/31	1,000,000	1,038,010
Cuyuna Range Hospital District (Callable 6/1/07 at 102), 6.00%, 6/1/29	350,000	350,833
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital (Callable 2/15/14 at 100), 5.25%, 2/15/33	1,000,000	1,038,310
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 at 102), 6.50%, 12/1/25	500,000	512,870
Fergus Falls Health Care Facility, Broen Mem. Home Project (Callable until 10/31/05 at 102), 7.00%, 11/1/19	350,000	354,021
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 at 101), 5.00%, 4/1/20	700,000	721,049
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 at 101), 7.50%, 4/1/31 (b)	400,000	477,176
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 at 101), 5.50%, 12/1/25	600,000	625,452
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 at 100), 5.88%, 12/1/29	750,000	811,290
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 at 100), 5.75%, 11/15/32	300,000	320,577

See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Monticello, Big Lake Community Hospital District (Callable 12/1/12 at 100), 6.20%, 12/1/22	$400,000	$423,264
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 at 102), 5.75%, 3/1/15	400,000	415,340
Sauk Rapids Health Care Facility, Good Shepherd Lutheran Home (Callable 1/1/12 at 101), 6.00%, 1/1/34	200,000	208,070
Shakopee Health Care Facility, St. Frances Regional Medical Center (Callable 9/1/14 at 100), 5.10%, 9/1/25	500,000	516,240
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.50%, 7/1/25 250,000 266,965 5.25%, 7/1/30	250,000	260,195
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.25%, 5/15/18	500,000	511,090
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.30%, 5/15/28	170,000	173,034
St. Paul Port Authority, Healtheast Midway Campus (Callable 5/1/15 at 100), 5.75%, 5/1/25	600,000	608,436
State Agriculture and Economic Board, Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	25,000	27,334
State Agriculture and Economic Board, Health Care System (Prerefunded 11/15/10 at 101), 6.38%, 11/15/29 (b)	675,000	776,979
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 at 102), 6.00%, 7/1/34	200,000	212,882
		10,649,417

See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited) continued

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Housing Revenue - 23.6%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 at 102), 5.60%, 7/20/28	$500,000	$516,335
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 at 102), 6.25%, 4/1/15	500,000	520,450
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 at 102), 5.00%, 5/20/36	1,190,000	1,221,951
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apts. (Callable 1/1/10 at 100), 6.75%, 1/1/31	320,000	331,437
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA) (Callable 9/20/13 at 100), 5.50%, 9/20/44	655,000	672,148
Washington County Housing and Redevelopment Authority, Woodland Park Apts. (Callable 10/1/12 at 100), 4.70%, 10/1/26	2,000,000	2,038,180
		5,300,501
Leasing Revenue - 20.6%
Andover Economic Development Authority Public Facilty Lease Revenue, Andover Community Center (Callable 2/1/14 at 100), 5.13%, 2/1/24	500,000	519,375
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 at 100), 5.00%, 2/1/23	1,000,000	1,055,660
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 at 100), 5.00%, 2/1/19	525,000	546,651

See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Ramsey County Public Improvement (Callable 1/1/12 at 100), 4.75%, 1/1/24	$1,000,000	$1,020,490
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 at 100), 5.25%, 12/1/27	1,000,000	1,070,880
Washington County Housing and Redevelopment Authority. Lower St. Croix Valley Fire Protection (Callable 2/1/13 at 100), 5.13%, 2/1/24	400,000	413,456
		4,626,512
Recreation Authority Revenue - 3.2%
Moorhead Golf Course (Callable 12/1/08 at 100), 5.88%, 12/1/21	400,000	409,376
St. Paul Port Authority Hotel Facility (Callable 8/1/08 at 103), 7.38%, 8/1/29	300,000	315,231
		724,607
Tax Revenue - 0.9%
Minneapolis Tax Increment Revenue. St. Anthony Falls Project (Callable 3/1/12 at 102), 5.75%, 2/1/27	200,000	200,800
Transportation Revenue - 9.4%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 at 100), 5.25%, 1/1/32	1,000,000	1,062,860
Puerto Rico Commonwealth Highway Transportation Authority (Callable 7/1/13 at 100), 5.00%, 7/1/35	1,000,000	1,037,020
		2,099,880
Utility Revenue - 8.6%
Chaska Electric (Callable 10/1/10 at 100), 6.10%, 10/1/30	10,000	11,110

See accompanying Notes to Schedule of Investments.

2005 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited) continued

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Chaska Electric (Callable 10/1/15 at 100), 5.00%, 10/1/30	$500,000	$518,540
Chaska Electric (Prerefunded 10/1/10 at 100), 6.10%, 10/1/10 (b)	990,000	1,118,750
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/18	105,000	106,053
4.55%, 4/1/19	170,000	171,217
		1,925,670
Total Municipal Long-Term Securities (cost: $31,762,213)		33,248,058
Money Market Fund - 7.2%
Federated Minnesota Municipal Cash Trust (cost: $1,596,182)	1,596,182	1,596,182
Total Investments in Unaffiliated Securities - 155.4% (cost: $33,358,395)		34,844,240
Affiliated Money Market Fund (d) - 0.5%
First American Tax Free Obligations Fund, CIass Z (cost: $116,576)	116,576	116,576
Total Investments in Securities (e) - 155.9% (cost: $33,474,971)		$34,960,816

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Prerefunded issues are backed by U.S. Government obligations. Bonds mature at the date and price indicated.

(c)  On July 31, 2005, the total cost of investments purchased on a when-issued basis was $721,532 or 3.2% of net assets applicable to common shares. See note 2 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 5 in Notes to Financial Statements.

(e)  On July 31, 2005, the cost of investments in securities for federal income tax purposes was $33,476,891. The difference between federal tax cost and book cost is due to the tax deferral of market discount accretion. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,488,255
Gross unrealized depreciation	(490)
Net unrealized appreciation	$1,487,765

2005 Semiannual Report

Minnesota Municipal Income Fund II

Portfolio abbreviations and definitions:

AMT–Alternative Minimum Tax. As of July 31, 2005, the aggregate market value of securities subject to the Alternative Minimum Tax was $1,085,320, which represents 4.8% of net assets applicable to common shares.

FGIC–Financial Guaranty Insurance Corporation
FSA–Financial Security Assurance
GNMA–Government National Mortgage Association
MBIA–Municipal Bond Insurance Association
RAAI–Radian Asset Assurance Inc.

2005 Semiannual Report

Minnesota Municipal Income Fund II

NOTICE TO SHAREHOLDERS (Unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of the Fund's Investment Advisory Agreement

At a meeting on June 20-22, 2005, the Board of Directors of the fund (the "Board"), which is comprised entirely of independent directors, considered and approved the fund's investment advisory agreement with U.S. Bancorp Asset Management, Inc. ("USBAM") through June 30, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM's services to the fund, (2) the investment

2005 Semiannual Report

Minnesota Municipal Income Fund II

performance of the fund, (3) the profitability of USBAM related to the fund, including an analysis of USBAM's cost of providing services and comparative expense information, and (4) other benefits that accrue to USBAM through its relationship with the fund. When reviewing and approving investment company advisory contracts, boards of directors generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted, however, that because the fund is a closed-end fund and because dividend reinvestments are made by means of open-market purchases rather than by the issuance of new shares, the fund's size would increase only as a result of any appreciation of its portfolio holdings. The Board therefore determined that a consideration of economies of scale was not relevant to its evaluation of the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of all material factors, the Board concluded that the Agreement is fair and in the best interests of the fund's shareholders. In reaching its conclusions, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality, and extent of the services provided by USBAM to the fund. The Board reviewed USBAM's key personnel who provide investment advisory services to the fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment

2005 Semiannual Report

Minnesota Municipal Income Fund II

NOTICE TO SHAREHOLDERS (Unaudited) continued

decisions for the fund within the framework of the fund's investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM's duties with respect to the fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund's investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund's sub-administrator, auction agent, transfer agent and custodian. Finally, the Board considered USBAM's representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

Based on the foregoing, the Board concluded that the fund is likely to benefit from the nature, extent, and quality of the services provided by USBAM under the Agreement.

Investment Performance of the Fund

The Board considered the performance of the fund, including how the fund performed versus the median performance of a group of comparable funds selected by an independent data service (the "performance universe") and how the fund performed versus its benchmark index. The Board noted that the fund slightly underperformed its benchmark for the one-year period ended February 28, 2005, but outperformed its benchmark for the period since the fund's inception in October 2002. The fund also significantly outperformed its performance universe for the one-year period ended February 28, 2005. The Board concluded that, although the fund had slightly underperformed its benchmark for the one-year period,

2005 Semiannual Report

Minnesota Municipal Income Fund II

in light of the fund's longer-term performance relative to its benchmark and in light of the fund's strong performance relative to its performance universe, it would be in the best interest of the fund and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM's estimated costs in serving as the fund's investment manager, including the costs associated with the personnel and systems necessary to manage the fund. The Board also considered the reported profitability of USBAM and its affiliates resulting from their relationship with the fund. The Board reviewed fee and expense information for the fund as compared to that of other funds and accounts managed by USBAM and of comparable funds managed by other advisers. The Board found that while the management fees for USBAM's institutional separate accounts are lower than the fund's management fees, the fund receives additional services from USBAM that separate accounts do not receive. Using information provided by an independent data service, the Board also evaluated the fund's advisory fee compared to the median advisory fee for other funds similar in size, character and investment strategy (the "peer group median advisory fee"), and the fund's expense ratio after waivers compared to the median expense ratio, after waivers, of comparable funds (the "peer group median expense ratio"). The Board noted that the Fund's advisory fee was lower than the peer group median advisory fee and that the fund's total expense ratio was lower than the peer group median expense ratio. The Board concluded that the fund's advisory fee and expense ratio are reasonable in light of the services provided.

2005 Semiannual Report

Minnesota Municipal Income Fund II

NOTICE TO SHAREHOLDERS (Unaudited) continued

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the fund, the Board noted that USBAM and certain of its affiliates serve the fund in various capacities, including as adviser, administrator, and custodian, and receive compensation from the fund in connection with providing services to the fund. The Board considered that each service provided to the fund by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the best interest of the fund and its shareholders.

2005 Semiannual Report

Minnesota Municipal Income Fund II

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of Minnesota Municipal Income Fund II

Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of Minnesota Municipal Income Fund II

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of Minnesota Municipal Income Fund II

Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of Minnesota Municipal Income Fund II

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of Minnesota Municipal Income Fund II

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of Minnesota Municipal Income Fund II

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of Minnesota Municipal Income Fund II

Owner and President of Strauss Management Company

JAMES WADE

Director of Minnesota Municipal Income Fund II

Owner and President of Jim Wade Homes

Minnesota Municipal Income Fund II’s Board of Directors is comprised entirely of independent directors.

MINNESOTA MUNICIPAL INCOME FUND II

2005 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste. 9/2005 0252-05 MXN-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services Response

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser”, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, that were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by
Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: October 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: October 7, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: October 7, 2005